REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE
Major products/services lines	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
CPaaS
- Text messaging	119,416	136,654	132,242
- Voice calls	25,953	25,958	35,708
- Others (Note2)	46,796	32,799	21,457
Cloud-based CC	310,765	256,961	268,081
Cloud-based UC&C	89,350	117,554	116,078
Other services	1,354	1,098	-
Revenues	593,634	571,024	573,566

Note 1: The gross amount of revenue from services as an agent was RMB89 million, RMB69 million and RMB50 million for the years ended December 31, 2022, 2023 and 2024. The net amount of revenue from services as an agent was RMB14 million, RMB16 million and RMB15 million for the years ended December 31, 2022, 2023 and 2024 respectively.

Note 2: Others mainly include CPaaS revenue from the customers’ use of the Group’s Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Point in time	381,163	331,220	301,480
Over time	212,471	239,804	272,086
Revenues	593,634	571,024	573,566

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The PRC	556,663	539,867	543,774
Japan	36,971	31,157	29,792
Revenues	593,634	571,024	573,566

Revenue based on a gross basis/ net basis	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
On a gross basis	579,629	555,409	558,926
On a net basis	14,005	15,615	14,640
Revenues	593,634	571,024	573,566

SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES

The Group’s contract assets and contract liabilities as of December 31, 2022, 2023 and 2024 are as follows:

	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Contract assets	50,838	26,107	27,752
Contract liabilities	359,801	363,228	306,112

SCHEDULE OF CONTRACT ASSETS

Changes in the contract assets balances for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Gross amount at the beginning of the year	31,722	63,144	36,469
Increases due to revenue recognized during the year	50,825	27,787	44,616
Transfers to accounts receivable during the year	(19,403)	(54,462)	(31,601)
Gross amount at the end of the year	63,144	36,469	49,484
Allowance for credit loss of contract assets	(12,306)	(10,362)	(21,732)
Contract assets, net	50,838	26,107	27,752

 The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	10,604	12,306	10,362
Additions charged to credit loss	1,702	(1,944)	11,370
Balance at the end of the year	12,306	10,362	21,732

SCHEDULE OF CONTRACT LIABILITIES

Changes in the contract liabilities balances for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	285,936	359,801	363,228
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(96,082)	(92,339)	(80,856)
Other operating income recognized that was included in the contract liabilities balance at the beginning of the year	-	-	(49,530)
Increase due to cash received, excluding amount recognized as revenue during the year	169,947	95,766	73,270
Balance at the end of the year	359,801	363,228	306,112